INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	12 Months Ended
Mar. 31, 2012
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments Disclosure [Text Block]

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS

At March 31, 2012 and 2011, the Fund has limited partnership interests in operating limited partnerships which own or are constructing operating apartment complexes. The number of operating limited partnerships in which the Fund has limited partnership interests at March 31, 2012 and 2011 by series are as follows:

	2012	2011
Series 15	30	36
Series 16	38	43
Series 17	27	32
Series 18	23	24
Series 19	16	17
	134	152

During the year ended March 31, 2012 the Fund disposed of eighteen operating limited partnerships and received additional proceeds from one operating limited partnership disposed of in the prior year.

A summary of the dispositions by Series for March 31, 2012 is as follows:

	Operating	Sale of
	Partnership	Underlying	Partnership
	Interest	Operating	Proceeds from	Gain/(Loss) on
	Transferred	Partnership	Disposition *	Disposition
Series 15	5	1	$325,050	$325,050
Series 16	5	-	146,510	148,294
Series 17	4	1	247,646	247,646
Series 18	-	1	-	-
Series 19	1	-	99,450	99,450
Total	15	3	$818,656	$820,440

* Fund proceeds from disposition does not include the following amount which was due to a writeoff of capital contribution payable of $1,784 for Series 16.

During the year ended March 31, 2011 the Fund disposed of eighteen operating limited partnerships.

A summary of the dispositions by Series for March 31, 2011 is as follows:

	Operating	Sale of
	Partnership	Underlying	Partnership
	Interest	Operating	Proceeds from	Gain/(Loss) on
	Transferred	Partnership	Disposition *	Disposition
Series 15	2	2	$78,000	$129,038
Series 16	2	1	204,525	204,525
Series 17	4	3	856,715	856,715
Series 18	1	1	-	-
Series 19	-	2	4,946,880	4,946,880
Total	9	9	$6,086,120	$6,137,158

* Fund proceeds from disposition does not include $51,038 recorded as receivable at March 31, 2011, for Series 15.

Under the terms of the Fund’s investment in each operating limited partnership, the Fund is required to make capital contributions to the operating limited partnerships. These contributions are payable in installments over several years upon each operating limited partnership achieving specified levels of construction and/or operations.

The contributions payable to operating limited partnerships at March 31, 2012 and 2011 by series are as follows:

	2012	2011
Series 15	$-	$-
Series 16	50,008	51,792
Series 17	22,798	22,798
Series 18	18,554	18,554
Series 19	-	-
	$91,360	$93,144

The Fund’s investments in operating limited partnerships at March 31, 2012 are summarized as follows:

	Total	Series 15	Series 16
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$67,188,022	$9,051,543	$13,600,679

Acquisition costs of operating limited partnerships	9,171,431	1,218,899	1,788,508

Syndication costs from operating limited partnerships	(36,455)	-	-

Cumulative distributions from operating limited partnerships	(188,000)	(10,831)	(26,120)

Cumulative impairment loss in investment in operating limited partnerships	(17,303,883)	(867,409)	(2,861,385)

Cumulative losses from operating limited partnerships	(58,831,115)	(9,392,202)	(12,501,682)

Investments in operating limited partnerships per balance sheets	-	-	-

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2012 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2011 (see note A)	(348,203)	(14,246)	(93,920)

The Fund has recorded acquisition costs at March 31, 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A)	(1,556,118)	(180,526)	(121,307)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	1,012,965	136,871	-

	Total	Series 15	Series 16

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(40,003,128)	(8,366,571)	(9,860,741)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	314,521	86,996	130,181

Cumulative impairment loss in investment in operating limited partnerships	17,303,883	867,409	2,861,385

Other	271,864	(41,552)	438,273

Equity per operating limited partnerships’ combined financial statements	$(23,004,216)	$(7,511,619)	$(6,646,129)

The Fund’s investments in operating limited partnerships at March 31, 2012 are summarized as follows:

	Series 17	Series 18	Series 19
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$15,940,952	$17,186,357	$11,408,491

Acquisition costs of operating limited partnerships	2,328,579	2,310,366	1,525,079

Syndication costs from operating limited partnerships	-	(36,455)	-

Cumulative distributions from operating limited partnerships	(28,883)	(118,167)	(3,999)

Cumulative impairment loss in investment in operating limited partnerships	(4,596,588)	(4,363,063)	(4,615,438)

Cumulative losses from operating limited partnerships	(13,644,060)	(14,979,038)	(8,314,133)

Investments in operating limited partnerships per balance sheets	-	-	-

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2012 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2011 (see note A)	(174,842)	(5,588)	(59,607)

The Fund has recorded acquisition costs at March 31, 2012 which have not been recorded in the net assets of the operating limited partnerships (see note A)	(650,525)	-	(603,760)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	467,481	357,422	51,191

	Series 17	Series 18	Series 19

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(6,800,814)	(9,565,423)	(5,409,579)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	14,732	75,689	6,923

Cumulative impairment loss in investment in operating limited partnerships	4,596,588	4,363,063	4,615,438

Other	(9,562)	(92,977)	(22,318)

Equity per operating limited partnerships’ combined financial statements	$(2,556,942)	$(4,867,814)	$(1,421,712)

The Fund’s investments in operating limited partnerships at March 31, 2011 are summarized as follows:

	Total	Series 15	Series 16
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	79,802,851	$10,186,928	$21,595,389

Acquisition costs of operating limited partnerships	10,732,830	1,386,834	2,609,852

Syndication costs from operating limited partnerships	(36,455)	-	-

Cumulative distributions from operating limited partnerships	(586,752)	(11,325)	(418,260)

Cumulative impairment loss in investment in operating limited partnerships	(20,818,310)	(1,064,965)	(5,544,345)

Cumulative losses from operating limited partnerships	(69,094,164)	(10,497,472)	(18,242,636)

Investments in operating limited partnerships per balance sheets	-	-	-

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2011 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2010 (see note A)	(791,270)	(26,246)	(93,920)

The Fund has recorded acquisition costs at March 31, 2011 which have not been recorded in the net assets of the operating limited partnerships (see note A)	(1,933,084)	(180,526)	(453,483)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	1,178,753	157,946	-

	Total	Series 15	Series 16

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(45,273,057)	(9,412,754)	(13,025,203)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	339,855	90,742	133,514

Cumulative impairment loss in investment in operating limited partnerships	20,818,310	1,064,965	5,544,345

Other	302,743	(54,741)	471,590

Equity per operating limited partnerships’ combined financial statements	$(25,357,750)	$(8,360,614)	$(7,423,157)

The Fund’s investments in operating limited partnerships at March 31, 2011 are summarized as follows:

	Series 17	Series 18	Series 19
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$19,124,559	$17,505,925	$11,390,050

Acquisition costs of operating limited partnerships	2,780,139	2,420,601	1,535,404

Syndication costs from operating limited partnerships	-	(36,455)	-

Cumulative distributions from operating limited partnerships	(35,001)	(118,167)	(3,999)

Cumulative impairment loss in investment in operating limited partnerships	(5,219,704)	(4,376,821)	(4,612,475)

Cumulative losses from operating limited partnerships	(16,649,993)	(15,395,083)	(8,308,980)

Investments in operating limited partnerships per balance sheets	-	-	-

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2011 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2010 (see note A)	(600,642)	(10,855)	(59,607)

The Fund has recorded acquisition costs at March 31, 2011 which have not been recorded in the net assets of the operating limited partnerships (see note A)	(695,315)	-	(603,760)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	527,327	442,289	51,191

	Series 17	Series 18	Series 19

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(8,860,455)	(8,595,458)	(5,379,187)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	21,688	86,988	6,923

Cumulative impairment loss in investment in operating limited partnerships	5,219,704	4,376,821	4,612,475

Other	(8,649)	(84,796)	(20,661)

Equity per operating limited partnerships’ combined financial statements	$(4,396,342)	$(3,785,011)	$(1,392,626)

The combined summarized balance sheets of the operating limited partnerships at December 31, 2011 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS

	Total	Series 15	Series 16
ASSETS

Buildings and improvements, net of accumulated depreciation	$129,457,020	$16,874,324	$28,711,071

Land	13,214,525	1,712,879	2,182,728

Other assets	23,094,868	4,812,799	7,265,124

	$165,766,413	$23,400,002	$38,158,923

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$171,925,646	$30,686,298	$39,442,851

Accounts payable and accrued expenses	8,024,363	343,231	3,412,569

Other liabilities	16,888,786	982,737	1,433,900

	196,838,795	32,012,266	44,289,320
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	(23,004,216)	(7,511,619)	(6,646,129)
Other partners	(8,068,166)	(1,100,645)	515,732

	(31,072,382)	(8,612,264)	(6,130,397)

	$165,766,413	$23,400,002	$38,158,923

The combined summarized balance sheets of the operating limited partnerships at December 31, 2011 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 17	Series 18	Series 19
ASSETS

Buildings and improvements, net of accumulated depreciation	$35,549,893	$25,218,279	$23,103,453

Land	4,296,381	2,627,321	2,395,216

Other assets	5,512,378	3,235,664	2,268,903

	$45,358,652	$31,081,264	$27,767,572

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$49,568,081	$31,300,678	$20,927,738

Accounts payable and accrued expenses	1,188,711	2,142,120	937,732

Other liabilities	6,239,819	2,789,969	5,442,361

	56,996,611	36,232,767	27,307,831
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	(2,556,942)	(4,867,814)	(1,421,712)
Other partners	(9,081,017)	(283,689)	1,881,453

	(11,637,959)	(5,151,503)	459,741

	$45,358,652	$31,081,264	$27,767,572

The combined summarized balance sheets of the operating limited partnerships at December 31, 2010 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS

	Total	Series 15	Series 16
ASSETS

Buildings and improvements, net of accumulated depreciation	$159,944,322	$21,338,147	$43,655,003

Land	15,765,658	2,190,079	3,568,271

Other assets	25,023,257	5,324,189	8,223,234

	$200,733,237	$28,852,415	$55,446,508

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$198,735,567	$37,063,877	$50,582,486

Accounts payable and accrued expenses	13,193,049	345,286	7,992,506

Other liabilities	20,769,053	1,155,280	2,283,038

	232,697,669	38,564,443	60,858,030
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	(25,357,750)	(8,360,614)	(7,423,157)
Other partners	(6,606,682)	(1,351,414)	2,011,635

	(31,964,432)	(9,712,028)	(5,411,522)

	$200,733,237	$28,852,415	$55,446,508

The combined summarized balance sheets of the operating limited partnerships at December 31, 2010 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS - CONTINUED

	Series 17	Series 18	Series 19
ASSETS

Buildings and improvements, net of accumulated depreciation	$43,259,160	$27,320,026	$24,371,986

Land	4,929,363	2,668,829	2,409,116

Other assets	5,966,128	3,287,121	2,222,585

	$54,154,651	$33,275,976	$29,003,687

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$57,233,929	$31,866,134	$21,989,141

Accounts payable and accrued expenses	1,379,820	2,250,002	1,225,435

Other liabilities	7,395,076	3,950,902	5,984,757

	66,008,825	38,067,038	29,199,333
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	(4,396,342)	(3,785,011)	(1,392,626)
Other partners	(7,457,832)	(1,006,051)	1,196,980

	(11,854,174)	(4,791,062)	(195,646)

	$54,154,651	$33,275,976	$29,003,687

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2011 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Total	Series 15	Series 16
Revenue
Rental	$33,706,796	$5,392,708	$7,295,567
Interest and other	855,012	156,911	155,808

	34,561,808	5,549,619	7,451,375
Expenses
Interest	6,075,031	767,359	1,141,429
Depreciation and amortization	8,244,794	1,448,769	1,812,739
Taxes and insurance	3,999,447	677,808	889,025
Repairs and maintenance	7,908,133	1,198,185	1,745,900
Operating expenses	12,640,384	2,134,670	2,744,393
Other expenses	319,101	43,422	38,647

	39,186,890	6,270,213	8,372,133

NET LOSS	$(4,625,082)	$(720,594)	$(920,758)

Net loss allocated to Boston Capital Tax Credit Fund III L.P.*	$(4,045,294)	$(730,809)	$(1,010,045)

Net loss allocated to other partners	$(579,788)	$10,215	$89,287

*	Amounts include $730,809, $1,010,045, $733,673, $1,197,176, and $373,591 for Series 15, Series 16, Series 17, Series 18 and Series 19, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2011 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS - CONTINUED

	Series 17	Series 18	Series 19
Revenue
Rental	$9,984,884	$6,242,288	$4,791,349
Interest and other	290,316	151,518	100,459

	10,275,200	6,393,806	4,891,808
Expenses
Interest	1,873,449	1,227,151	1,065,643
Depreciation and amortization	2,207,942	1,558,316	1,217,028
Taxes and insurance	1,109,017	823,809	499,788
Repairs and maintenance	2,426,319	1,668,122	869,607
Operating expenses	3,482,269	2,311,943	1,967,109
Other expenses	43,182	72,572	121,278

	11,142,178	7,661,913	5,740,453

NET LOSS	$(866,978)	$(1,268,107)	$(848,645)

Net loss allocated to Boston Capital Tax Credit Fund III L.P.*	$(733,673)	$(1,197,176)	$(373,591)

Net loss allocated to other partners	$(133,305)	$(70,931)	$(475,054)

*	Amounts include $730,809, $1,010,045, $733,673, $1,197,176, and $373,591 for Series 15, Series 16, Series 17, Series 18 and Series 19, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2010 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Total	Series 15	Series 16
Revenue
Rental	$38,689,748	$6,201,920	$10,466,265
Interest and other	1,069,481	120,367	265,451

	39,759,229	6,322,287	10,731,716
Expenses
Interest	7,539,872	899,718	1,785,456
Depreciation and amortization	10,011,353	1,659,606	2,732,785
Taxes and insurance	4,727,001	709,336	1,322,011
Repairs and maintenance	8,773,387	1,520,114	2,404,432
Operating expenses	14,697,346	2,453,854	3,921,198
Other expenses	569,852	15,950	74,003

	46,318,811	7,258,578	12,239,885

NET LOSS	$(6,559,582)	$(936,291)	$(1,508,169)

Net loss allocated to Boston Capital Tax Credit Fund III L.P.*	$(5,917,343)	$(877,260)	$(1,540,061)

Net income (loss) allocated to other partners	$(642,239)	$(59,031)	$31,892

*	Amounts include $877,260, $1,540,061, $1,293,835, $1,535,917, and $670,270 for Series 15, Series 16, Series 17, Series 18 and Series 19, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2010 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS - CONTINUED

	Series 17	Series 18	Series 19
Revenue
Rental	$11,083,556	$6,227,449	$4,710,558
Interest and other	323,622	203,359	156,682

	11,407,178	6,430,808	4,867,240
Expenses
Interest	2,438,055	1,334,131	1,082,512
Depreciation and amortization	2,648,739	1,719,582	1,250,641
Taxes and insurance	1,370,364	823,526	501,764
Repairs and maintenance	2,648,583	1,441,007	759,251
Operating expenses	3,986,643	2,238,942	2,096,709
Other expenses	208,749	152,352	118,798

	13,301,133	7,709,540	5,809,675

NET LOSS	$(1,893,955)	$(1,278,732)	$(942,435)

Net loss allocated to Boston Capital Tax Credit Fund III L.P.*	$(1,293,835)	$(1,535,917)	$(670,270)

Net income (loss) allocated to other partners	$(600,120)	$257,185	$(272,165)

*	Amounts include $877,260, $1,540,061, $1,293,835, $1,535,917, and $670,270 for Series 15, Series 16, Series 17, Series 18 and Series 19, respectively, of loss not recognized under the equity method of accounting as described in note A.